Right-of-Use Assets (Tables)	6 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Carrying Amount of Lease

	For the six months ended December 31, 2021	For the year ended June 30, 2021
	US$	US$
Right-of-Use asset cost

Opening balance as at July 1, 2021/July 1, 2020	281,554	251,189
Additions	—	—
Exchange on translation	—	30,365

	281,554	281,554

Accumulated depreciation
Opening balance as at July 1, 2021/July 1, 2020	(187,702)	(83,729)
Charge to the period	(46,926)	(91,656)
Exchange on translation	—	(12,317)

	(234,628)	(187,702)

Net carrying amount	46,926	93,852

Summary of Lease Liabilities

	For the six months ended December 31,
	2021	2020
		(Restated)
	US$	US$
Amounts recognized in profit or loss:

Depreciation expense on right-of-use asset	46,926	69,197
Lease finance costs	2,960	3,556
Expense relating to leases of low value assets	9,669	4,835

	59,555	77,588